Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Bank of America, N.A. and BofA Securities, Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the ELM Trust 2024-ELM, Commercial Mortgage Pass-Through Certificates, Series 2024-ELM securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 2 mortgage loans (the “Mortgage Loan Assets”) secured by 25 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of May 6, 2024.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 13, 2024 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2024-ELM Accounting Tape Final.xlsx (provided on May 13, 2024).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

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•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
•	The phrase “Ground Lease” refers to the draft or signed ground lease agreement, abstract or exhibit thereof.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.
•	The phrase “Management Agreement” refers to signed or draft management agreements and any amendments, assignments or assumptions thereof.
•	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
•	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From April 26, 2024 through May 13, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not

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perform any procedures with respect to the Specified Attributes listed in Exhibit C, or denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 13, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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ELM Trust 2024-ELM	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Property Code	None - Company Provided	None
9	Address	Appraisal Report	None
10	City	Appraisal Report	None
11	State	Appraisal Report	None
12	County	Appraisal Report	None
13	Zip Code	Appraisal Report	None
14	General Property Type	Appraisal Report	None
15	Detailed Property Type	Appraisal Report	None
16	Flood Zone	Engineering Report	None
17	Year Built	Appraisal Report	None
18	Year Renovated	Appraisal Report	None
19	Total SF	Underwriting File	None
20	Loan Per Total SF ($)	Recalculation	None
21	Footprint SF	Underwriting File	None
22	Loan Per Footprint SF ($)	Recalculation	None
23	Mortgage Loan Original Balance ($)	Loan Agreement	None
24	Mortgage Loan Cut-off Date Balance ($)	Recalculation	None
25	Allocated Mortgage Loan Amount ($)	Loan Agreement	None
26	% of Initial Loan Balance	Recalculation	None
27	Pari Passu Split (Y/N)	Loan Agreement	None
28	Mortgage Loan Rate (%)	None - Company Provided	None
29	Administrative Fee Rate (%)	Fee Schedule	None
30	Net Mortgage Loan Rate	Recalculation	None
31	Mortgage Loan Monthly Payment ($)	Recalculation	None
32	Mortgage Loan Annual Debt Service ($)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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ELM Trust 2024-ELM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
33	Interest Accrual Method	Loan Agreement	None
34	Interest Accrual Period	Loan Agreement	None
35	Origination Date	None - Company Provided	None
36	First Due Date	Loan Agreement	None
37	Last IO Due Date	Loan Agreement	None
38	First P&I Due Date	Loan Agreement	None
39	Due Date	Loan Agreement	None
40	Grace Period- Late Fee	Loan Agreement	None
41	Grace Period- Default	Loan Agreement	None
42	Amortization Type	Loan Agreement	None
43	Original Interest-Only Period (Mos.)	Recalculation	None
44	Remaining Interest-Only Period (Mos.)	Recalculation	None
45	Original Term To Maturity (Mos.)	Recalculation	None
46	Remaining Term To Maturity (Mos.)	Recalculation	None
47	Original Amortization Term (Mos.)	Not Applicable*	None
48	Remaining Amortization Term (Mos.)	Not Applicable*	None
49	Seasoning	Recalculation	None
50	Maturity Date	Loan Agreement	None
51	Mortgage Loan Balloon Balance ($)	Recalculation	None
52	Lockbox	Loan Agreement	None
53	Cash Management	Loan Agreement	None
54	Cash Management Triggers	Loan Agreement	None
55	Performance Test Trigger Level	Loan Agreement	None
56	Cross-Collateralized (Y/N)	Not Applicable*	None
57	Crossed Group	Not Applicable*	None
58	Lockout Period	Not Applicable*	None
59	Lockout Expiration Date	Not Applicable*	None
60	Prepayment Begin Date	Loan Agreement	None
61	Prepayment End Date	Loan Agreement	None
62	Open Period Begin Date	Loan Agreement	None
63	Open Period (Payments)	Recalculation	None
64	Prepayment Type	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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ELM Trust 2024-ELM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
65	Prepayment Provision	Loan Agreement	None
66	Partially Prepayable without Penalty	Loan Agreement	None
67	Partially Prepayable without Penalty Description	Loan Agreement	None
68	Partial Collateral Release Description	Loan Agreement	None
69	Yield Maintenance Index	Loan Agreement	None
70	Yield Maintenance Discount	Loan Agreement	None
71	Yield Maintenance Margin	Loan Agreement	None
72	Yield Maintenance Calculation Method	Loan Agreement	None
73	Day of Month Prepayment Permitted	Loan Agreement	None
74	Due on Sale	Loan Agreement	None
75	Due on Encumbrance	Loan Agreement	None
76	Other Subordinate Debt Balance ($)	Not Applicable*	None
77	Other Subordinate Debt Type	Not Applicable*	None
78	Future Debt Allowed?	Loan Agreement	None
79	Mortgage Assumable?	Loan Agreement	None
80	Assumption Fee	Loan Agreement	None
81	Appraiser Designation	Appraisal Report	None
82	Appraisal FIRREA (Y/N)	Appraisal Report	None
83	Appraisal Date	Appraisal Report	None
84	Appraised Value ($)	Appraisal Report	None
85	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
86	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
87	Single Tenant (Y/N)	Underwriting File	None
88	Engineering Report Date	Engineering Report	None
89	Environmental Phase I Report Date	Environmental Report	None
90	Environmental Phase II	Environmental Report	None
91	Environmental Phase II Report Date	Environmental Report	None
92	PML or SEL (%)	Seismic Report	None
93	Seismic Report Date	Seismic Report	None
94	Earthquake Insurance Required (Y/N)	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

ELM Trust 2024-ELM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
95	Terrorism Insurance Required (Y/N)	Loan Agreement	None
96	Environmental Insurance Required (Y/N)	None - Company Provided	None
97	Blanket Insurance Policy (Y/N)	None - Company Provided	None
98	Lien Position	Title Policy	None
99	Ownership Interest	Title Policy	None
100	Condominium Present?	Loan Agreement	None
101	Ground Lease (Y/N)	Ground Lease	None
102	Annual Ground Lease Payment ($)	Ground Lease	None
103	Ground Lease Expiration Date	Ground Lease	None
104	Ground Lease Extension (Y/N)	Ground Lease	None
105	# of Ground Lease Extension Options	Ground Lease	None
106	Ground Lease Expiration Date after all Extensions	Ground Lease	None
107	Underwritten EGI ($)	Underwriting File	$1.00
108	Underwritten Expenses ($)	Underwriting File	$1.00
109	Underwritten Net Operating Income ($)	Underwriting File	$1.00
110	Underwritten NOI DSCR (x)	Recalculation	None
111	Underwritten NOI Debt Yield	Recalculation	None
112	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
113	Underwritten TI / LC ($)	Underwriting File	$1.00
114	Underwritten Other Reserve ($)	Underwriting File	$1.00
115	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
116	Underwritten NCF DSCR (x)	Recalculation	None
117	Underwritten NCF Debt Yield	Recalculation	None
118	Occupancy (%)	Underwriting File	None
119	Occupancy Date	Underwriting File	None
120	Rent Steps Date	Underwriting File	None
121	Largest Tenant	Underwriting File	None
122	Largest Tenant Sq Ft	Underwriting File	None
123	Largest Tenant Lease Expiration	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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ELM Trust 2024-ELM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
124	Second Largest Tenant	Underwriting File	None
125	Second Largest Tenant Sq Ft	Underwriting File	None
126	Second Largest Tenant Lease Expiration	Underwriting File	None
127	Third Largest Tenant	Underwriting File	None
128	Third Largest Tenant Sq Ft	Underwriting File	None
129	Third Largest Tenant Lease Expiration	Underwriting File	None
130	Fourth Largest Tenant	Underwriting File	None
131	Fourth Largest Tenant Sq Ft	Underwriting File	None
132	Fourth Largest Tenant Lease Expiration	Underwriting File	None
133	Fifth Largest Tenant	Underwriting File	None
134	Fifth Largest Tenant Sq Ft	Underwriting File	None
135	Fifth Largest Tenant Lease Expiration	Underwriting File	None
136	Upfront RE Tax Reserve ($)	Loan Agreement	None
137	Ongoing RE Tax Reserve ($)	Loan Agreement	None
138	Upfront Insurance Reserve ($)	Loan Agreement	None
139	Ongoing Insurance Reserve ($)	Loan Agreement	None
140	Upfront Replacement Reserve ($)	Loan Agreement	None
141	Ongoing Replacement Reserve ($)	Loan Agreement	None
142	Replacement Reserve Caps ($)	Loan Agreement	None
143	Upfront TI/LC Reserve ($)	Loan Agreement	None
144	Ongoing TI/LC Reserve ($)	Loan Agreement	None
145	TI/LC Caps ($)	Loan Agreement	None
146	Upfront Debt Service Reserve ($)	Loan Agreement	None
147	Ongoing Debt Service Reserve ($)	Loan Agreement	None
148	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
149	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
150	Upfront Environmental Reserve ($)	Loan Agreement	None
151	Ongoing Environmental Reserve ($)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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ELM Trust 2024-ELM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
152	Upfront Other Reserve ($)	Loan Agreement	None
153	Ongoing Other Reserve ($)	Loan Agreement	None
154	Other Reserve Description	Loan Agreement	None
155	Letter of Credit?	Loan Agreement	None
156	Letter of Credit Balance ($)	Loan Agreement	None
157	Letter of Credit Description	Loan Agreement	None
158	Release Provisions (Y/N)	Loan Agreement	None
159	Loan Purpose	None - Company Provided	None
160	Borrower Name	Loan Agreement	None
161	Tenant In Common (Y/N)	Loan Agreement	None
162	Sponsor	Loan Agreement	None
163	Carve-out Guarantor	Guaranty Agreement	None
164	Recourse	Guaranty Agreement	None
165	Related Group	None - Company Provided	None
166	Single Purpose Borrower (Y/N)	Loan Agreement	None
167	Property Manager	Management Agreement	None
168	Exit Fee	Not Applicable*	None
169	Clear Ceiling Height (ft)	Appraisal Report	None
170	# Dock High Doors	Appraisal Report	None
171	# of Dock Grade Doors	Appraisal Report	None
172	Office Build Out %	Appraisal Report	None
173	Land Acreage	Appraisal Report	None
174	# Parking Spaces	Appraisal Report	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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ELM Trust 2024-ELM	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Loan Per Total SF ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Total SF.
22	Loan Per Footprint SF ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Footprint SF.
24	Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($).
26	% of Initial Loan Balance	Quotient of (i) Allocated Mortgage Loan Amount ($) and (ii) aggregate Allocated Mortgage Loan Amount ($).
30	Net Mortgage Loan Rate	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).
31	Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
32	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
43	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
44	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
45	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
46	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
49	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
51	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).
63	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
85	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Appraised Value ($).
86	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Appraised Value ($).
110	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
111	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
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ELM Trust 2024-ELM	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
116	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
117	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

ELM Trust 2024-ELM	EXHIBIT C
Additional Company Provided Attributes

Exhibit C – Additional Company Provided Attributes

Property Code	Specified Attribute
MCI9	Ownership Interest

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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